UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23967

TCW Spirit Direct Lending LLC

(Exact name of registrant as specified in charter)

200 Clarendon Street, 51st Floor

Boston, MA 02117

(Address of principal executive offices) (Zip code)

Andrew Bowden, Esq.

Executive Vise President and

General Counsel

The TCW Group, Inc.

515 South Flower Street

Los Angeles, California 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 936-2275

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

TCW Spirit Direct Lending LLC

Financial Statements

As of June 30, 2024 and for the period

from May 16, 2024 (Inception)

through June 30, 2024

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

As of June 30, 2024 and for the period from

May 16, 2024 (Inception) through June 30, 2024

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

As of June 30,
2024
Assets
Investments, at fair value
Cash and cash equivalents	$1,002

Total Assets	$1,002

Liabilities
Organizational costs payable to related party	$266,172
Fund accounting and custody fees payable	61,348
Directors’ fees payable	27,225
Audit fees payable	20,000
Other liabilities payable to related party	19,802
Directors’ fees payable to related party	18,000

Total Liabilities	$412,547

Commitments and Contingencies (Note 5)
Members’ Capital
Common Unitholders’ commitment: (1,985,650 and 10 units issued and outstanding, respectively)	$198,565,000
Common Unitholders’ undrawn commitment: (1,985,650 and 10 units issued and outstanding, respectively)	(198,564,000)

Common Unitholders’ capital	1,000

Accumulated losses	(412,545)

Total Members’ Capital	$ (411,545)

Total Liabilities and Members’ Capital	$1,002

Net Asset Value Per Unit (accrual base) (Note 7)(1)	$99.79

(1)	Net Asset Value Per Unit (accrual base) equates to the aggregate of the Total Members’ Capital and Common Unitholders’ undrawn commitment divided by total Common units outstanding.

The accompanying notes are an integral part of these financial statements.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

STATEMENT OF OPERATIONS (Unaudited)

For the period from May 16, 2024 (Inception) to June 30, 2024
Investment Income
Non-controlled/non-affiliated investments:
Interest income	$2

Total investment income	2
Expenses
Organizational costs	266,172
Administrative fees	70,353
Directors’ fees	45,225
Professional fees	20,000
Other expenses	10,797

Total expenses	412,547

Net investment loss	(412,545)

Net decrease in Members’ Capital from operations	$(412,545)

Basic and diluted:
Loss per unit	$(0.21)
Units outstanding	1,985,650

The accompanying notes are an integral part of these financial statements.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

STATEMENT OF CHANGES IN MEMBERS’ CAPITAL (Unaudited)

	Common Unitholders’ Capital	Accumulated Losses	Total
Members’ Capital at May 16, 2024 (Inception)	$1,000	$—	$1,000
Net Decrease in Members’ Capital Resulting from Operations:
Net investment loss	—	(412,545)	(412,545)
Total Decrease in Members’ Capital from May 16, 2024 (Inception) to June 30, 2024	—	(412,545)	(412,545)

Members’ Capital at June 30, 2024	$1,000	$(412,545)	$(411,545)

The accompanying notes are an integral part of these financial statements.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

STATEMENT OF CASH FLOWS (Unaudited)

For the period from May 16, 2024 (Inception) to June 30, 2024
Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(412,545)
Increase (decrease) in operating assets and liabilities:
Increase (decrease) in organization costs payable to related party	266,172
Increase (decrease) in administrative fees payable	61,348
Increase (decrease) in directors’ fees payable	27,225
Increase (decrease) in audit fees payable	20,000
Increase (decrease) in other liabilities payable to related party	19,802
Increase (decrease) in directors’ fees payable to related party	18,000
Net cash provided by operating activities	2

Cash Flows from Financing Activities
Contribution from Members	1,000
Proceeds from repurchase obligation	—
Repayment of repurchase obligation	—

Net cash provided by financing activities	1,000

Net increase in cash and cash equivalents	1,002
Cash and cash equivalents, beginning of period	—

Cash and cash equivalents, end of period	$1,002

The accompanying notes are an integral part of these financial statements.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization and Basis of Presentation

Organization: TCW Spirit Direct Lending LLC (the “Company”), was formed as a Delaware limited liability company on March 5, 2024. The Company has conducted a private offering of its common limited liability company units (the “Units”) to investors in reliance on exemptions from the registration requirements of the U.S. Securities Act of 1933, as amended (the “Securities Act”). In addition, the Company may issue preferred units, though it currently has no intention to do so. On May 16, 2024 (“Inception Date”), the Company sold and issued 10 Units at an aggregate purchase price of $1,000 to TCW Asset Management Company LLC (“TAMCO”), an affiliate of the TCW Group, Inc., a related party.

On May 30, 2024, the Company filed an election to be regulated as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company also filed an election to be treated for U.S. federal income tax purposes as a Regulated Investment Company (a “RIC”) under Subchapter M of the U.S Internal Revenue Code of 1986, as amended (the “Code”) and has made such an election beginning with the taxable year ending December 31, 2024. As a RIC, the Company is required to meet the minimum distribution and other requirements for RIC qualification, and as a RIC, the Company is required to comply with certain regulatory requirements.

On March 27, 2024, the Company entered into the Investment Advisory and Management Agreement with TAMCO, its registered investment adviser (the “Adviser”). On the same date, the Company also completed the closing of the sale of its Common Units (the “Closing Date”) pursuant to which the Company sold 1,985,650 Common Units at an aggregate purchase price of $198,565,000.

Term: The term of the Company began on the date the Certificate of Formation was filed with the Secretary of State of the State of Delaware, on March 5, 2024, and the Company shall continue in existence perpetually unless the Company is dissolved (i) upon the determination by the Board of Directors (the “Board”) in its sole discretion to dissolve the Company because the Board has determined that there is a substantial likelihood that due to a change in the text, application or interpretation of the provisions of the U.S. federal securities laws (including the Securities Act, the Investment Company Act and the Investment Advisers Act of 1940, as amended) or the Code, or any other applicable statute, regulation, case law, administrative ruling or other similar authority (including changes that result in the Company being taxable as a corporation or association under U.S. federal income tax law), the Company cannot operate effectively, (ii) at any time there are no members of the Company, unless the business of the Company is continued in accordance with the Limited Liability Company Agreement (the “LLC Agreement”) or Delaware law, (iii) upon the entry of a decree of judicial dissolution of the Company under Section 18-802 of the Delaware Limited Liability Company Act, (iv) if a court of competent jurisdiction has found that the Adviser has acted with willful misfeasance, gross negligence, or reckless disregard of the duties involved in its conduct and a majority in interest of the Unitholders has approved such dissolution, or (v) by vote of percentage in interest in excess of 66 2/3% (a “Supermajority in Interest”) of all Members; provided, however, that written notice shall be provided to Adviser and the Board at least ninety (90) days prior to any such vote being taken.

Key Person Event: If, prior to an event of dissolution, (i) Mr. Miller and one or more of Ms. Grosso, Mr. Gertzof and Mr. Wang (each of such four Persons, a “Key Person” and collectively, the “Key Persons”) fail to devote substantially all of his or her business time to the investment activities of the Company and the Related Entities; or (ii) Ms. Grosso, Mr. Gertzof and Mr. Wang all fail to devote substantially all of his or her business time to the investment activities of the Company and the Related Entities, in each case other than as a result of a Temporary Disability (the occurrence of such event, a “Key Person Event”), and the Adviser does not replace such individual(s) in the manner contemplated herein, then the Company shall cease making any portfolio investments upon such Key Person Event, whereupon (A) Members will be released from their obligation to fund additional capital contributions with respect to the Common Units, and (B) the Company shall not acquire new portfolio investments except as described in section 6.1.4(a) of the LLC Agreement. The Company’s ability to acquire portfolio investments shall be re-instated, and the restrictions set forth in clauses (A) and (B) above shall be rescinded, upon the vote or written consent of a Supermajority in Interest of the Common Unitholders. If, prior to an event of dissolution as set out in section 8.2 of the LLC Agreement, any Key Person shall fail to devote substantially all of his or her business time to the investment activities of the Company and the Related Entities other than as a result of a Temporary Disability (the occurrence of such event, a “Key Person Departure”), the Company shall provide written notice to Members of such Key Person Departure within 30 days of the date of such Key Person Departure. If the Company fails to obtain approval of a replacement of a Key Person following a Key Person Departure, then, the Key Person Departure shall be permanent and the Adviser shall not be permitted to replace such Key Person.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.	Organization and Basis of Presentation (Continued)

Notwithstanding the foregoing, the Adviser is permitted at any time to replace any Person designated above with a senior professional (including a Key Person) selected by the Adviser, with the approval of the majority of the Unitholders (in which case, the approved substitute shall be a Key Person in lieu of the Person replaced) no later than 90 days after the date that the Adviser informs the Company of its proposed replacement of the Key Person. If such replacement(s) end the occurrence of a Key Person Event, the Company’s ability to acquire Portfolio Investments will automatically be re-instated.

Capital Commitments: As of June 30, 2024, the Company has sold 1,985,650 Units for an aggregate offering price of $198,565,000. Each Unitholder is obligated to contribute capital equal to their Commitment and each Unit’s Commitment obligation is $100.00 per unit. The sale of the Units was made pursuant to subscription agreements entered into by the Company and each investor. Under the terms of the subscription agreements, the Company may draw down all or any portion of the undrawn commitment with respect to each Unit generally upon at least ten business days’ prior written notice to the unitholders. The amount of capital that remains to be drawn down and contributed is referred to as an “Undrawn Commitment”.

The commitment amount funded does not include amounts contributed in anticipation of a potential investment that the Company did not consummate and therefore returned to the Members as unused capital. As of June 30, 2024, aggregate Commitments, Undrawn Commitments, percentage of Commitments funded and the number of subscribed for Units of the Company were as follows:

	Commitments(1)	Undrawn Commitments(1)	% of Commitments Funded	Units
Common Unitholder	$198,565,000	$198,564,000	0.0%	1,985,650

(1)	The commitment amount is stated in AUD per the Subscription Agreement. Translated into U.S. Dollar using the historical rate as of May 30, 2024.

Recallable Amount: A Unitholder may be required to re-contribute amounts previously distributed equal to (a) such Unitholder’s share of all portfolio investments that are repaid to the Company, or otherwise recouped by the Company, and distributed to the Unitholder, in whole or in part, reduced by (b) all re-contributions made by such Unitholder. This amount, (the “Recallable Amount”) is excluded from the calculation of the accrual based net asset value.

The Recallable Amount as of June 30, 2024 was $0.

2.	Significant Accounting Policies

Basis of Presentation: The Company’s unaudited financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Article 6 and Article 10 of Regulation S-X. The Company is an investment company following accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC Topic 946”). The unaudited financial statements reflect all adjustments, both normal and recurring which, in the opinion of management, are necessary for the fair presentation of the Company’s results of operations and financial condition for the periods presented.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities at the date of the financial statements, (ii) the reported amounts of income and expenses during the years presented and (iii) disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates, and such differences could be material.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.	Significant Accounting Policies (Continued)

Transactions: The Company records investment transactions on the trade date. The Company considers the trade date for investments not traded on a recognizable exchange, or traded in the over-the-counter markets, to be the date on which the Company receives legal or contractual title to the asset and bears the risk of loss.

Income Recognition: Interest income and interest income paid-in-kind are recorded on an accrual basis unless doubtful of collection or the related investment is in default. Realized gains and losses on investments are recorded on a specific identification basis. The Company typically receives a fee in the form of a discount to the purchase price at the time it funds an investment in a loan. The discount is accreted to interest income over the life of the respective loan, using the effective-interest method assuming there are no questions as to collectability, and reflected in the amortized cost basis of the investment. Ongoing facility, commitment or other additional fees including prepayment fees, consent fees and forbearance fees are recognized immediately when earned as income.

The Company may enter into certain intercreditor agreements that entitle the Company to the “last out” tranche of first lien secured loans, whereby the “first out” tranche will receive priority as to the “last out” tranche with respect to payments of principal, interest, and any other amounts due thereunder. In certain cases, the Company may receive a higher interest rate than the contractual stated interest rate as disclosed on the Company’s Schedule of Investments.

Certain investments have an unfunded loan commitment for a delayed draw term loan or revolving credit. The Company earns an unused commitment fee on the unfunded commitment during the commitment period. The expiration date of the commitment period may be earlier than the maturity date of the investment stated above. See Note 5—Commitments and Contingencies.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon management’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest is paid and, in management’s judgment, are likely to remain current. The Company may make exceptions to this policy if the loan has sufficient collateral value and is in the process of collection.

Organizational Costs: Costs incurred in connection with organization of the Company and offering of Common Units. These costs are expensed as incurred. Since inception the Company has incurred $266,172 in organizational costs, of which $266,172 was expensed during period May 16, 2024 (Inception) through June 30, 2024.

Cash Equivalents: Cash equivalents are comprised of cash in a money market account. Cash equivalents are carried at amortized costs which approximates fair value and are classified as Level 1 in the GAAP valuation hierarchy.

Income Taxes: The Company has elected to be regulated as a non-diversified closed-end management investment company under the 1940 Act. The Company also intends to be treated as a RIC under the Code and will make such an election beginning with the taxable year ending December 31, 2024. So long as the Company maintains its status as a RIC, it generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes at least annually to its Unitholders as dividends. Rather, any tax liability related to income earned and distributed by the Company represents obligations of the Company’s investors and will not be reflected in the financial statements of the Company.

Recent Accounting Pronouncements: In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. On January 1, 2024, the Company adopted ASU 2022-03 and the adoption did not have a material impact on the consolidated financial statements.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Agreements and Related Party Transactions

Advisory Agreement: On March 27, 2024, the Company entered into the Investment Advisory and Management Agreement (the “Advisory Agreement”) with the Adviser, a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Advisory Agreement became effective upon its execution. Unless earlier terminated, the Advisory Agreement will remain in effect for a period of two years and will remain in effect from year to year thereafter if approved annually by (i) the vote of the Board, or by the vote of a majority of the Company’s outstanding voting securities and (ii) the vote of a majority of the Board who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Company, the Adviser or any of their respective affiliates (the “Independent Directors”). The Advisory Agreement will automatically terminate in the event of an assignment by the Adviser.

The Advisory Agreement may be terminated by the Adviser without payment of any penalty upon not less than 60 days’ prior written notice to the Company. If the Advisory Agreement is terminated according to this paragraph, the Company will pay the Adviser a pro-rated portion of the Management Fee and Incentive Fee (each as defined below).

Pursuant to the Advisory Agreement, the Adviser will:

•	formulate and implement the Company’s investment program;

•	determine the composition of the portfolio of the Company, the nature and timing of the changes therein and the manner of implementing such changes;

•	identify/source, research, evaluate and negotiate the structure of the investments made by the Company (including due diligence on prospective Portfolio Companies);

•	close, monitor and administer the Company’s investments, including the exercise of any rights in its capacity as a lender;

•	determine the securities and other assets that the Company will originate, purchase, retain, or sell;

•	place orders for the purchase or sale of portfolio securities for the Company’s account with broker-dealers selected by the Adviser;

•

pay such expenses as are incurred by it in connection with providing the foregoing services, subject to the reimbursement of certain expenses incurred on behalf of the Company to the extent described in the Administration Agreement (as defined below);

•	coordinate with the Administrator (as defined below) and;

•

provide the Company with such other investment advisory, research, and related services as the Company may, from time to time, reasonably require for the investment of its funds, including providing operating and managerial assistance to the Company and its portfolio companies as required.

The Company pays to the Adviser, quarterly in arrears, a management fee in cash (the “Management Fee”) calculated as follows: 0.3125% (i.e., 1.25% per annum) of the average gross assets of the Company on a consolidated basis, with the average determined based on the gross assets of the Company as of the end of the three most recently completed calendar months. “Gross assets” means the amortized cost of the Company’s portfolio investments (including portfolio investments purchased with borrowed funds and other forms of leverage, such as preferred units, public and private debt issuances, derivative instruments, repurchase agreements and other similar instruments or arrangements) that have not been sold, distributed to members, or written off for tax purposes (but reduced by any portion of such cost basis that has been written down to reflect a permanent impairment of value of any portfolio investment), and excluding cash and cash equivalents. Installments of the Management Fee payable for any partial month or quarter shall be pro rated for the actual number of days in such period. The Management Fee will accrue from the date Units are issued to persons not affiliated with the Adviser (the “Initial Closing Date”), which occurred on August 9, 2024. The Adviser intends to defer payment of management fee to the extent that such fee is greater than the aggregate amount of interest and fee income earned by the Company.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Agreements and Related Party Transactions (Continued)

On May 30, 2024, the Adviser and the Company entered into a fee waiver agreement (the “Fee Waiver Agreement”) under which the Adviser has contractually agreed to a reduction in the Company’s management fee such that the management fee payable by the Company (the “Reduced Fee”) is as follows:

(a)	0.90% on assets under management when assets under management are less than or equal to AU$250 million;

(b)	0.85% on assets under management when assets under management are greater than AU$250 but less than or equal to AU$500 million; and

(c)	0.80% on assets under management when assets under management are greater than AU$500 million.

The Fee Waiver Agreement shall become effective at the time the Company commences operations and shall continue for a period of one year, unless sooner terminated by the Company as provided in Paragraph 3 of the Fee Waiver Agreement. The Fee Waiver Agreement shall continue in effect thereafter for additional periods of one year, or such other period as may be agreed upon by the Company and the Adviser, so long as such continuation is approved for the Company at least annually by the Board.

For the period from May 16, 2024 (Inception) to June 30, 2024, the Company did not incur any Management Fees, and no management fees are payable as of June 30, 2024.

In addition, the Adviser will receive an incentive fee (the “Incentive Fee”) as follows:

(a)

First, no Incentive Fee will be owed until the Common Unitholders have collectively received cumulative distributions pursuant to this clause (a) equal to their Aggregate Contributions (as defined in the LLC Agreement) to the Company in respect of all the Common Units;

(b)

Second, no Incentive Fee will be owed until the Common Unitholders have collectively received cumulative distributions equal to a 7.5% internal rate of return on their Aggregate Contributions to the Company in respect of all Common Units (the “Hurdle”);

(c)

Third, the Adviser will be entitled to an Incentive Fee out of 100% of additional amounts otherwise distributable to Common Unitholders until such time as the Incentive Fee paid to the Adviser is equal to 15% of the sum of (A) the amount by which the Hurdle exceeds the Aggregate Contributions of the Common Unitholders in respect of all Common Units and (B) the amount of Incentive Fee being paid to the Adviser pursuant to this clause (c); and

(d)

Thereafter, the Adviser will be entitled to an Incentive Fee equal to 15% of additional amounts otherwise distributable to Common Unitholders in respect of all Common Units, with the remaining 85% distributed to the Common Unitholders.

Pursuant to the Fee Waiver Agreement, the Adviser has agreed to reduce the Incentive Fee from 15% to 10%.

On May 20, 2024, the Adviser and the Company issued a Memorandum of Understanding (the “MOU”) under which the Adviser acknowledges that if the 90-day Secured Overnight Financing Rate (SOFR) averages 3% or lower for the trailing 90-day period, the Adviser shall recommend to the Company’s Board that the Board consider for their approval an amendment to the Company’s Advisory Agreement and any related documents, for purposes of adjusting the Company’s performance hurdle rate to 6.5% but only for so long as SOFR continues to average 3% or lower at all times during the trailing 90-day period. The Board shall consider such recommendation at the next regularly scheduled, in-person, quarterly Board meeting. Subject to the Board’s approval of the Hurdle adjustment, the Company shall implement the adjusted hurdle rate within reasonable time following the Board’s approval.

The Incentive Fee will be calculated on a cumulative basis and the amount of the Incentive Fee payable in connection with any distribution (or deemed distribution) will be determined and, if applicable, paid in accordance with the foregoing formula each time amounts are to be distributed to the Common Unitholders.

For purposes of calculating the Incentive Fee, as provided in Section 3.3.2 of the LLC Agreement, Aggregate Contributions shall not include NAV Balancing Contributions. NAV Balancing Contributions received by the Company will not be treated as amounts distributed to Common Unitholders for purposes of calculating the Incentive Fee. In addition, if distributions to which a

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Agreements and Related Party Transactions (Continued)

Defaulting Member (as defined in the LLC Agreement) otherwise would have been entitled have been withheld pursuant to Section 6.2.4 of the LLC Agreement, the amounts so withheld shall be treated for such purposes as having been distributed to such Defaulting Member. The amount of any distribution of securities made in kind shall be equal to the fair market value of those securities at the time of distribution determined pursuant to Section 13.4 of the LLC Agreement.

If the Advisory Agreement terminates early for any reason other than (i) the Adviser voluntarily terminating the Advisory Agreement or (ii) the Company terminating the Advisory Agreement for cause, the Company will be required to pay the Adviser a final incentive fee payment (the “Final Incentive Fee Payment”). The Final Incentive Fee Payment will be calculated as of the date the Advisory Agreement is so terminated and will equal the amount of Incentive Fee that would be payable to the Adviser if (A) all of the Company’s investments were liquidated for their current value (but without taking into account any unrealized appreciation of any Portfolio Investment (as defined in the LLC Agreement)), and any unamortized deferred Portfolio Investment-related fees were deemed accelerated, (B) the proceeds from such liquidation were used to pay all of the Company’s outstanding liabilities, and (C) the remainder were distributed to Common Unitholders and paid as Incentive Fee in accordance with Section 6(a) of the Advisory Agreement. The Company will make the Final Incentive Fee Payment in cash on or immediately following the date the Advisory Agreement is so terminated. In the case of an early termination, the Adviser Return Obligation under Section 6(c) of the Advisory Agreement will not apply in connection with a Final Incentive Fee Payment.

For the period from May 16, 2024 (Inception) to June 30, 2024, the Company did not incur any Incentive Fees. The Company has not made any incentive fee payments to the Adviser, and as of June 30, 2024, the Company’s did not have any incentive fee payable to the Advisor.

Adviser Return Obligation: On each fiscal year-end from and after December 31, 2026 (each, an “Interim Incentive Fee Date”), and after the Company has made its final distribution of assets pursuant to Section 9.2 of the LLC Agreement (the “Final Incentive Fee Date”), if the Adviser has received aggregate payments of Final Incentive Fee, or with respect to the Interim Incentive Fee only, an amount equal to or greater than $1,000,000 in excess of the Adviser Target Amount (as defined in the Advisory Agreement) as of such time (an “Adviser Return Event”), then the Adviser shall return to the Company in cash on or before the 90th day after such Interim Incentive Fee Date or Final Incentive Fee Date, as the case may be, an amount equal to such excess (the “Adviser Return Obligation”). Notwithstanding the preceding sentence, in no event shall the Adviser Return Obligation exceed an amount greater than the aggregate amount of Incentive Fee payments previously received by (or allocated to) the Adviser from the Company with respect to the two Interim Incentive Fee Dates immediately preceding such Adviser Return Event, reduced by the excess (if any) of (a) the aggregate federal, state and local income tax liability the Adviser incurred in connection with the payment of such Incentive Fees (assuming the highest marginal applicable federal and New York City and State income tax rates applied to such payments), over (b) an amount equal to the U.S. federal and state tax benefits available to the Adviser by virtue of the payment made by the Adviser pursuant to its Adviser Return Obligation (assuming that, to the extent such payments are deductible by the Adviser, the benefit of such deductions will be computed using the then highest marginal applicable federal and New York City and State income tax rates), as reasonably determined by the Adviser.

The Adviser Return Obligation shall be recomputed to take into account any post-liquidation returns of distributions made by Members pursuant to Section 11.4 of the LLC Agreement, and any additional Adviser Return Obligation triggered by such post- liquidation returns shall be made by the Adviser contemporaneously with such post-liquidation returns by the Members.

Administration Agreement: On May 30, 2024, the Company entered into an Administration Agreement (the “Administration Agreement”) with TCW Asset Management Company LLC (in such capacity, the “Administrator”). Under the Administration Agreement, the Administrator will furnish the Company with office facilities and equipment, and clerical, bookkeeping and record keeping services. Pursuant to the Administration Agreement, the Administrator will oversee the maintenance of the Company’s financial records and otherwise assist with the Company’s compliance with RIC rules, monitor the payment of expenses, oversee the performance of administrative and professional services rendered to the Company by others, be responsible for the financial and other records that the Company is required to maintain, prepare and disseminate reports to the Unitholders and reports and other materials to be filed with the SEC or other regulators, assist the Company in determining and publishing (as necessary or appropriate) its net asset

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Agreements and Related Party Transactions (Continued)

value, oversee the preparation and filing of tax returns, generally oversee the payment of expenses and provide such other services as the Administrator, subject to review of the Company’s Board, shall from time to time determine to be necessary or useful to perform its obligations under the Administration Agreement. The Administrator may perform these services directly, may delegate some or all of them through the retention of a sub-administrator and may remove or replace any sub-administrator.

Payments under the Administration Agreement will be equal to an amount that reimburses the Administrator for the costs and expenses incurred by the Administrator in performing its obligations and providing personnel and facilities under the Administration Agreement. The amounts paid pursuant to the Administration Agreement are subject to the Company expenses limitation (as defined below). The Administrator agrees that it would not charge total fees under the Administration Agreement that would exceed its reasonable estimate of what a qualified third party would charge to perform substantially similar services. The costs and expenses paid by the Company are described below under “Expenses”.

The Administration Agreement provides that neither the Administrator, nor any director, officer, agent or employee of the Administrator, shall be liable or responsible to the Company or any of the Unitholders for any mistake in judgment, any act performed or omission made by such person or losses due to the mistake, action, inaction, or negligence of other agents of the Company. The Company will also indemnify the Administrator and its members, managers, officers, employees, agents, controlling persons and any other person or entity affiliated with it.

Expenses: The Company, and indirectly the Unitholders, will bear all costs, expenses and liabilities, other than Adviser Operating Expenses (as defined below, and which shall be borne by the Adviser), in connection with the Company’s organization, operations, administration and transactions (“Company Expenses”). Company Expenses shall include, without limitation: (a) organizational expenses and expenses associated with the issuance of the Units and organizational expenses of a related entity organized and managed by the Adviser or an affiliate of the Adviser as a feeder fund for the Company and issuance of interests therein; (b) expenses of calculating net asset value (including the cost and expenses of any independent valuation firm); (c) fees payable to third parties, including agents, consultants, attorneys or other advisors, relating to, or associated with, evaluating and making investments; (d) expenses incurred by the Adviser or the Administrator payable to third parties, including agents, consultants, attorneys or other advisors, relating to or associated with monitoring the Company’s financial and legal affairs, providing administrative services, monitoring or administering the Company’s investments and performing due diligence reviews of prospective investments and the corresponding portfolio companies; (e) costs associated with the Company’s reporting and compliance obligations under the 1940 Act, the 1934 Act and other applicable federal or state securities laws; (f) fees and expenses incurred in connection with debt incurred to finance the Company’s investments or operations, and payment of interest and repayment of principal on such debt; (g) expenses related to sales and purchases of Units and other securities; (h) Management Fees and Incentive Fees; (i) administrator fees and expenses payable under the Administration Agreement, provided that any such fees payable to the Administrator shall be limited to what a qualified third party would charge to perform substantially similar services; (j) transfer agent, sub-administrator and custodial fees; (k) expenses relating to the issue, repurchase and transfer of Units to the extent not borne by the relevant transferring Unitholders and/or assignees; (l) federal and state registration fees; (m) federal, state and local taxes and other governmental charges assessed against the Company; (n) independent directors’ fees and expenses and the costs associated with convening a meeting of the Company’s board of directors or any committee thereof; (o) fees and expenses and the costs associated with convening a meeting of the Unitholders or holders of any Preferred Units; (p) costs of any reports, proxy statements or other notices to Unitholders, including printing and mailing costs; (q) costs and expenses related to the preparation of the Company’s consolidated financial statements and tax returns; (r) the Company’s allocable portion of the fidelity bond, directors and officers/errors and omissions liability insurance, and any other insurance premiums; (s) direct costs and expenses of administration, including printing, mailing, long distance telephone, and copying; (t) independent auditors and outside legal costs, including legal costs associated with any requests for exemptive relief, “no-action” positions or other guidance sought from a regulator, pertaining to the Company; (u) compensation of other third party professionals to the extent they are devoted to preparing the Company’s consolidated financial statements or tax returns or providing similar “back office” financial services to the Company; (v) Adviser costs and expenses (excluding travel) in connection with identifying and investigating investment opportunities for the Company, monitoring the Company’s investments and disposing of any such investments; (w) portfolio risk management costs; (x) commissions or brokerage fees or similar charges incurred in connection with the purchase or sale of securities (including merger fees); (y) costs

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Agreements and Related Party Transactions (Continued)

relating to hedging or currency exchange activities; (z) the Company’s allocable portion of fees, costs and expenses related to the acquisition and maintenance of computer software used in connection with administering the Company’s business; (aa) costs and expenses attributable to normal and extraordinary investment banking, commercial banking, accounting, auditing, appraisal, valuation, administrative agent activities, custodial and registration services provided to the Company, including in each case services with respect to the proposed purchase or sale of securities by the Company that are not reimbursed by the issuer of such securities or others (whether or not such purchase or sale is consummated); (bb) costs of amending, restating or modifying the LLC Agreement or the Advisory Agreement or related documents of the Company or related entities; (cc) fees, costs, and expenses incurred in connection with the termination, liquidation or dissolution of the Company or related entities; and (dd) all other properly and reasonably chargeable expenses incurred by the Company or the Administrator in connection with administering the Company’s business.

“Adviser Operating Expenses” means overhead and operating and administrative expenses incurred by or on behalf of the Adviser or any of its affiliates, including the Company, in connection with maintaining and operating the Adviser’s office, including salaries and other compensation (including compensation due to its officers), rent, routine office equipment expense and liability and insurance premiums (other than (i) those incurred in maintaining fidelity bonds and Indemnitee insurance policies and (ii) the allocable portion of the Administrator’s overhead in performing its obligations), in furtherance of providing supervisory investment management services for the Company. For the avoidance of doubt, Adviser Operating Expenses include any expenses incurred by the Adviser or its affiliates in connection with the Adviser’s registration as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”), or with its compliance as a registered investment adviser thereunder.

All Adviser Operating Expenses and all expenses of the Company that the Company will not bear, as set forth above, will be borne by the Adviser or its affiliates.

4.	Commitments and Contingencies

From time to time, the Company may become a party to certain legal proceedings incidental to the normal course of its business. As of June 30, 2024, the Company is not aware of any pending or threatened litigation.

In the normal course of business, the Company enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Company under these arrangements is unknown as it would involve future claims that may be made against the Company; however, based on the Company’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Company has not accrued any liability in connection with such indemnifications.

5.	Members’ Capital

The Company’s Unit activity for the period from May 16, 2024 (Inception) to June 30, 2024 was as follows:

For the period from May 16, 2024 (Inception) to June 30, 2024
Units at beginning of period	—
Units issued and committed during the period	1,985,650

Units issued and committed at end of period	1,985,650

No deemed distributions and contributions were processed during the period from May 16, 2024 (Inception) to June 30, 2024.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Income Taxes

The Company has elected to be regulated as a RIC under the 1940 Act and to be treated as a RIC under the Code and has made such an election beginning with the taxable year ending December 31, 2024. So long as the Company maintains its status as a RIC, it will generally not pay corporate-level U.S. Federal income or excise taxes on any ordinary income or capital gains that it distributes at least annually to its Unitholders as dividends. The Company evaluates tax positions taken or expected to be taken in the course of preparing its consolidated financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are reversed and recorded as a tax benefit or expense in the current year. All penalties and interest associated with income taxes are included in income tax expense. Conclusions regarding tax positions are subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

Federal Income Taxes: It is the policy of the Company to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income and any net realized gains on investments to its Unitholders. Therefore, no federal income tax provision is required.

7.	Financial Highlights

Selected data for a unit outstanding throughout the period from May 16, 2024 (Inception) to June 30, 2024 is presented below.

For the six months ended June 30,
2024(1)
Net Asset Value Per Unit (accrual base), Beginning of Period	$100.00
Income from Investment Operations:
Net investment loss	(0.21)

Total income from investment operations	(0.21)

Net Asset Value Per Unit (accrual base), End of Period	$99.79

Ratios and Supplemental Data:
Members’ Capital, end of period	$(411,545)
Units outstanding, end of period	1,985,650

(1)	Per unit data was calculated using the number of Units issued and outstanding as of June 30, 2024.

8.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that require recognition or disclosure in these consolidated financial statements other than those described below.

The Company commenced operations and investment activity during the third quarter of fiscal year 2024. Additionally, during the third quarter of 2024, TAMCO transferred its 10 units back to the Company.

TCW Spirit Direct Lending LLC

(A Delaware Limited Liability Company)

June 30, 2024

ADMINISTRATION

ADVISER and ADMINISTRATOR

TCW Asset Management Company LLC

1251 Avenue of the Americas, Suite 4700

New York, NY 10020

(212) 771-4000

PORTFOLIO MANAGER

Richard T. Miller

Group Managing Director

INDEPENDENT AUDITORS

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, CA 90013

CUSTODIAN

U.S. Bank National Association

U.S. Bank Tower

425 Walnut Street

Cincinnati, OH 45202

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form. Not applicable for June 30, 2024 report.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

At a meeting on March 27, 2024, the Directors, including the Independent Directors, evaluated the proposed Investment Advisory Agreement of the Fund (the “Advisory Agreement”). The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Directors reviewed materials furnished by the Adviser, and discussed with the Adviser information regarding the Adviser, and its personnel, operations and financial condition. Materials prepared by the Adviser indicating comparative fee information were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Adviser: The Directors considered the general nature, extent, and quality of services provided to direct lending funds overseen by the Adviser that are subject to Investment Company Act regulation and other affiliated originated loan funds and expected to be provided to the Fund by the Adviser. The Directors evaluated the Adviser’s experience in serving as the manager of other direct lending funds subject to Investment Company Act regulation and such other originated loan funds, and considered the benefits to Unitholders of investing in the Fund, which is served by a large organization that also serves a variety of other investment advisory clients, including managed accounts, funds, structured products and other investment vehicles. The Directors also considered the ability of the Adviser to provide appropriate levels of support and resources to the Fund.

The Directors also took note of the background and experience of senior management and the Direct Lending team of the Adviser. It was noted that the expertise and amounts of attention expected to be given to the Fund by the Adviser are substantial. The Directors also noted the experience of the Adviser with advising other direct lending funds subject to Investment Company Act regulation. The Directors considered the ability of the Adviser to attract and retain qualified business professionals and its compensation program. The Directors also considered the breadth of the compliance programs of the Adviser, as well as the compliance operations of the Adviser that would be applicable to the Fund. The Directors concluded that they were satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Adviser under the Advisory Agreement.

(ii) Investment Performance of the Fund and the Adviser: The Directors noted that the Fund had not yet commenced investment operations, and considered the performance of other direct lending funds that are subject to Investment Company Act regulation, each of which is managed by the Adviser. The Directors concluded that the Adviser would provide acceptable investment management services to the Fund.

(iii) Advisory Fees and Profitability: The Directors considered information prepared by the Adviser comparing the proposed management and incentive fees of the Fund to other direct lending funds advised by the Adviser and subject to Investment Company Act regulation, and other registered funds investing in similar assets. It also was noted that, as the Fund currently was anticipated to have a single Unitholder, the Unitholder was comfortable with the proposed management and incentive fees of the Fund. The Directors concluded that the proposed management and incentive fees of the Fund were consistent with the strategy and the range of fees charged by such registered investment companies.

The Directors also considered the costs of services to be provided and profits to be realized by the Adviser and its affiliates from their relationship with the Fund, recognizing the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, as well as relevant information with respect to other direct lending funds advised by the Adviser and subject to Investment Company Act regulation, the Directors concluded that the proposed management and incentive fees under the Advisory Agreement were fair and bore a reasonable relationship to the services to be rendered.

(iv) Expenses and Economies of Scale: The Directors concluded that the proposed fees were appropriate given the expected size and structure of the Fund. The Directors also considered the potential of the Adviser to achieve economies of scale as the Fund grows in size. It was noted that the Fund currently was expected to have a single Unitholder, who had separately negotiated and approved the proposed fee rate payable under the Advisory Agreement. Based on all the information they reviewed, the Directors concluded that the proposed fee structure was reasonable and that the Board would consider potential economies of scale once the Fund was operational and had assets under management.

(v) Ancillary Benefits: The Directors considered ancillary benefits to be received by the Adviser and its affiliates, as a result of the relationship of the Adviser with the Fund. The Directors concluded that any potential benefits to be derived by the Adviser from its relationship with the Fund were consistent with the services proposed to be provided by the Adviser to the Fund.

The Directors concluded that approval of the Advisory Agreement was in the best interests of the Fund.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes since registrant’s last disclosure in the Registration Statement, Form N-2.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

b) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Spirit Direct Lending LLC

By (Signature and Title)	/s/ Richard T. Miller
Richard T. Miller
President
(Principal Executive Officer)

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard T. Miller
Richard T. Miller
President
(Principal Executive Officer)

By (Signature and Title)	/s/ Andrew J. Kim
Andrew J. Kim
Chief Financial Officer
(Principal Executive Officer)

Date	September 4, 2024